Note 20 - Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	September 30, 2014	December 31, 2013
Unrecorded loss on investments	$(65,743)	$(65,173)
Unrecorded gain on pension	183,962	183,962
Accumulated other comprehensive income	$118,219	$118,789

	Pension Plan Adjustments	Unrealized Gains (Losses) on Investments	Unrealized Gains (Losses) on Interest Rate Swaps	Total
Balance – January 1, 2011	$222,985	$-	$(120,602)	$102,383
Other comprehensive income before reclassifications	93,427	-	-	93,427
Amounts reclassified from accumulated other comprehensive income	(24,381)	-	120,602	96,221
Net current period other comprehensive income	69,046	-	120,602	189,648
Balance – December 31, 2011	292,031	-	-	292,031
Other comprehensive income before reclassifications	(1,566,743)	74,287	-	(1,492,456)
Amounts reclassified from accumulated other comprehensive income	4,622	-	-	4,622
Net current period other comprehensive income	(1,562,121)	74,287	-	(1,487,834)
Balance – December 31, 2012	(1,270,090)	74,287	-	(1,195,803)

Other comprehensive income before reclassifications	1,806,641	(139,460)	-	1,667,181
Amounts reclassified from accumulated other comprehensive income	(352,589)	-	-	(352,589)
Net current period other comprehensive income	1,454,052	(139,460)	-	1,314,592
Balance – December 31, 2013	$183,962	$(65,173)	$-	$118,789